FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operative working capital - negative
Trade receivables	$ 295,992	$ 289,338
Other receivables	44,755	70,752
Inventories	60,444	68,659
Current liabilities (not considering borrowings)	(885,671)	(1,182,978)
Negative operative working capital	$ (484,480)	$ (754,229)
Over revenues	11.71%	16.82%
Variations in operative working capital - negative
Variation in trade receivables	$ 6,654
Variation in other receivables	(25,997)
Variation in inventories	(8,215)
Variation in current liabilities (not considering financial debt)	297,307
Variation in operative working capital	269,749
Net current financial asset (debt)
Cash and cash equivalents	318,319	$ 347,930	$ 271,606	$ 262,205
Other receivables		3,373
Investments	33,584	269,959
Current borrowings	(1,072,741)	(1,227,050)
Net Current financial (liability) asset	(720,838)	(605,788)
Assets classified as held for sale	1,765
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	(29,611)
Variation in other receivables	(3,373)
Variation in investments	(236,375)
Variation in current financial debt	154,309
Variation in net Current financial (liability) asset	(115,050)
Variation in assets classified as held for sale	1,765
Negative operating working capital (current assets - current liabilities)	(1,203,553)	$ (1,360,017)
Variation in negative operating working capital (current assets - current liabilities)	$ 156,464
Liquidity rate	0.38	0.44
Variation in liquidity rate	(0.06)